SHARE-BASED PAYMENT - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Equity-settled plans [member] | December 31St 2023 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions	5 years
Equity-settled plans [member] | December 31St 2023 Member | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions and performance conditions	3 years
Equity-settled plans [member] | December 31St 2023 Member | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grace period of continued employment under service conditions and performance conditions	5 years
Equity-settled plans [member] | Cosan S.A. [member] | January 30Th 2024 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	60.00%
Period of continued employment under service conditions	5 years
Percentage of shares of share-based payment award for continued employment under performance conditions	40.00%
Percentage of achievement to calculate fair value	100.00%
Equity-settled plans [member] | Cosan S.A. [member] | January 30Th 2024 Member | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Cosan S.A. [member] | January 30Th 2024 Member | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	110.00%
Equity-settled plans [member] | Cosan S.A. [member] | July 31St 2024 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares of share-based payment award for continued employment under service conditions	50.00%
Period of continued employment under service conditions	3 years
Percentage of shares of share-based payment award for continued employment under performance conditions	50.00%
Equity-settled plans [member] | Cosan S.A. [member] | July 31St 2024 Member | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Cosan S.A. [member] | July 31St 2024 Member | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	150.00%
Equity-settled plans [member] | Rumo S.A. [member] | August 22Nd 2024 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	3 years
Equity-settled plans [member] | Rumo S.A. [member] | August 22Nd 2024 Member | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	0.00%
Equity-settled plans [member] | Rumo S.A. [member] | August 22Nd 2024 Member | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of achievement of specific metrics	200.00%
Equity-settled plans [member] | Moove [member] | November 20Th 2024 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	6 years
Cash Settled Transactions [Member] | December 31St 2023 Member | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	3 years
Cash Settled Transactions [Member] | December 31St 2023 Member | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based payment arrangement	5 years